COMMITMENTS (Schedule of Future Minimum Lease Commitments) (Details) $ in Thousands	Jun. 30, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 155
2017	613
2018	554
2019 and thereafter	1,112
Total	$ 2,434